Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Financial Assets [Abstract]
Schedule of other current financial assets
As at December 31,	2020	2019
Security deposits	$448	$210
Other current financial assets	$448	$210